Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Costs Incurred for Oil and Gas Producing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Argentina [member]
Disclosure of information about consolidated entities [Line Items]
Acquisition of unproved properties	$ 0	$ 0
Exploration costs	198	156	$ 80
Development costs	3,884	4,370	3,138
Total costs incurred	4,082	4,526	3,218
Other foreign [Member]
Disclosure of information about consolidated entities [Line Items]
Acquisition of unproved properties			0
Exploration costs	1	1	2
Development costs			0
Total costs incurred	1	1	2
Worldwide [member]
Disclosure of information about consolidated entities [Line Items]
Acquisition of unproved properties	0	0
Exploration costs	199	157	82
Development costs	3,884	4,370	3,138
Total costs incurred	$ 4,083	$ 4,527	$ 3,220